Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
Notes Payable [Abstract]
Schedule of Carrying Value of Senior Notes

The carrying value of the Senior Notes as of June 30, 2020 is comprised of the following (in thousands):

June 30, 2020
Principal value of Senior Note	$10,050
Original issue discount	(2,650)
Discount resulting from allocation of proceeds to warrant liability	(7,400)
Amortization of discount	9,183
Principal repayment	(7,500)
Net carrying value of Senior Note	$1,683